Consolidated Statements of Cash Flows - AUD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flows related to operating activities
Payments to suppliers and employees (inclusive of GST)		$ (19,553,135)	$ (13,572,384)	$ (10,818,557)
Research material sales		1,064,840	1,005,375	800,460
License revenue		139,782	2,630,484
Interest received		410,630	127,033	104,368
Tax received / (paid)			(1,676)	21,643
Grant income		2,669,806	2,035,997	1,385,288
Payment for security deposit		(18,321)	(1,532)
Net cash flows used in operating activities		(15,286,398)	(7,776,703)	(8,506,798)
Cash flows related to investing activities
Proceeds from disposal of plant and equipment		0	0	0
Payments for plant and equipment		(41,434)	(11,893)	(6,644)
Net cash flows used in investing activities		(41,434)	(11,893)	(6,644)
Cash flows related to financing activities
Proceeds from issue of shares and options	[1]	4,871,250	16,968,200	1
Proceeds from issue of warrants	[1]	2,457,259	2,755,375
Proceeds from exercising of warrants	[1]	1,457,318
Share issue transaction costs	[1]	(536,225)	(825,521)	(8,533)
Transaction costs of warrant issues	[1]	(236,887)	(493,487)
Net cash flows provided by (used in) financing activities		8,012,715	18,404,567	(8,532)
Net (decrease) increase in cash and cash equivalents		(7,315,117)	10,615,971	(8,521,974)
Effect of exchange rate on cash and cash equivalents		407,578	622,576	(120,600)
Cash and cash equivalents at the beginning of the year		23,475,521	12,236,974	20,879,548
Cash and cash equivalents at the end of the year		$ 16,567,982	$ 23,475,521	$ 12,236,974

[1]	Non-cash investing and financing activities relate mainly to the following: • Fair value movement of convertible notes disclosed in Note 15 to the financial statements • Fair value movement of warrant liability disclosed in Note 14 to the financial statements • Exercise of vested performance rights for no cash consideration disclosed in Note 19 to the financial statements